Financial Instruments and Related Risk Management - Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt obligations	$ 730	$ 389
Derivatives Liabilities	64	$ 97
Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt obligations	3,750
Over 5 years [member] | Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt obligations	2,750
Liquidity risk [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt obligations	730
Derivatives Liabilities	64
Short-term debt obligations, contractual cash flows	730
Payables and accrued charges, contractual cash flows	570
Long-term debt obligations, contractual cash flows	5,542
Outflow, contractual cash flows	39
Inflow, contractual cash flows	(40)
Natural gas derivatives, contractual cash flows	62
Contractual cash flows	6,903
Liquidity risk [member] | Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt obligations	730
Payables and accrued charges	570
Long-term debt obligations	3,750
Carrying amount of liability	5,113
Liquidity risk [member] | Carrying amount [member] | Foreign currencies [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives Liabilities	(1)
Liquidity risk [member] | Carrying amount [member] | Natural gas derivative liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives Liabilities	64
Liquidity risk [member] | Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt obligations, contractual cash flows	730
Payables and accrued charges, contractual cash flows	570
Long-term debt obligations, contractual cash flows	178
Outflow, contractual cash flows	39
Inflow, contractual cash flows	(40)
Natural gas derivatives, contractual cash flows	25
Contractual cash flows	1,502
Liquidity risk [member] | 1 to 3 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt obligations, contractual cash flows	1,295
Natural gas derivatives, contractual cash flows	22
Contractual cash flows	1,317
Liquidity risk [member] | 3 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt obligations, contractual cash flows	242
Natural gas derivatives, contractual cash flows	15
Contractual cash flows	257
Liquidity risk [member] | Over 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt obligations, contractual cash flows	3,827
Contractual cash flows	$ 3,827